Related Parties (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Levi Strauss Foundation [Member]
Related Party Transaction [Line Items]
Related Party Donations	$ 6.3	$ 6.1	$ 6.9	$ 7.0	$ 6.3